Monachil Credit Income Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)
As of September 30, 2023

Principal
Amount[1]		Value
	ASSET BACKED SECURITIES - 61.30%
100,000	Aligned Data Centers Issuer, LLC [3,4] 6.000%, 8/17/2048	$96,449

85,835	American Credit Acceptance Receivables Trust 2021-1 [3,4] 0.830%, 3/15/2027	85,278

250,000	Barrow Hanley CLO II Ltd. [4,5] 8.839% (3-Month Term SOFR+350 basis points), 10/20/2035	250,000

500,000	Barrow Hanley CLO II Ltd. [4,5] 11.089% (3-Month Term SOFR+575 basis points), 10/20/2035	500,000

250,000	Barrow Hanley CLO II Ltd. [4,5] 13.709% (3-Month Term SOFR+837 basis points), 10/20/2035	245,000

250,000	BCC Middle Market CLO 2023-1, LLC [3,4,5] 9.216% (3-Month Term SOFR+380 basis points), 7/20/2035	250,000

250,000	BCC Middle Market CLO 2023-1, LLC [3,4,5] 9.966% (3-Month Term SOFR+455 basis points), 7/20/2035	250,000

250,000	BCC Middle Market CLO 2023-1, LLC [3,4,5] 12.066% (3-Month Term SOFR+665 basis points), 7/20/2035	250,000

250,000	BCC Middle Market CLO 2023-1, LLC [3,4,5] 15.256% (3-Month Term SOFR+984 basis points), 7/20/2035	245,000

250,000	Birch Grove CLO 6 Ltd. [4,5] 11.119% (3-Month Term SOFR+583 basis points), 7/20/2035	247,500

500,000	Blackrock MT Hood CLO X, LLC [3,4,5] 11.725% (3-Month Term SOFR+656 basis points), 4/20/2035	500,000

171,438	BMW Vehicle Owner Trust 2020-A [4] 0.620%, 4/26/2027	168,108

250,000	Canyon Capital CLO 2023-1 Ltd. [4,5] 8.410% (3-Month Term SOFR+300 basis points), 10/15/2036	250,000

250,000	Canyon Capital CLO 2023-1 Ltd. [4,5] 10.410% (3-Month Term SOFR+500 basis points), 10/15/2036	250,000

250,000	Canyon Capital CLO 2023-1 Ltd. [4,5] 13.390% (3-Month Term SOFR+798 basis points), 10/15/2036	247,500

250,000	Carlyle US CLO 2023-2 Ltd. [4,5] 10.255% (3-Month Term SOFR+500 basis points), 7/20/2036	250,000

325,000	CarMax Auto Owner Trust 2021-2 [4] 0.810%, 12/15/2026	303,071

100,000	Carvana Auto Receivables Trust 2023-P4 [3,4] 6.550%, 12/10/2029	99,669

250,000	CFG Investments Ltd. [4] 8.560%, 7/25/2034	249,985

250,000	CIFC-LBC Middle Market CLO 2023-1, LLC [4,5] 9.735% (3-Month Term SOFR+430 basis points), 10/20/2035	250,000

500,000	CIFC-LBC Middle Market CLO 2023-1, LLC [4,5] 11.935% (3-Month Term SOFR+650 basis points), 10/20/2035	500,000

250,000	CIFC-LBC Middle Market CLO 2023-1, LLC [4,5] 14.735% (3-Month Term SOFR+930 basis points), 10/20/2035	247,500

250,000	CNH Equipmet Trust 2023-B [4] 5.900%, 10/20/2035	250,169

Monachil Credit Income Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
As of September 30, 2023

Principal
Amount[1]		Value
	ASSET BACKED SECURITIES - 61.30% (continued)
127,195	DLLAA 2023-1, LLC [4] 5.631%, 8/20/2024	$127,196

200,000	DLLAA 2023-1, LLC [4] 5.930%, 7/20/2026	199,995

250,000	Dryden 107 CLO Ltd. [4,5] 8.399% (3-Month Term SOFR+300 basis points), 8/15/2035	250,000

250,000	Dryden 107 CLO Ltd. [4,5] 10.549% (3-Month Term SOFR+515 basis points), 8/15/2035	250,000

445,711	DT Auto Owner Trust 2023-3 [3,4] 6.290%, 8/16/2027	446,310

13,687	Ford Credit Auto Lease Trust 2021-B [4] 0.370%, 10/15/2024	13,661

250,000	Fortress Credit BSL XIX Ltd. [4,5] 11.583% (3-Month Term SOFR+627 basis points), 7/24/2036	245,000

500,000	Foundation Finance Trust 2023-1 [4] 9.180%, 12/15/2043	481,971

100,000	Frontier Issuer, LLC [4] 8.300%, 8/20/2053	95,060

250,000	GLS Auto Receivables Issuer Trust 2023-2 [4] 5.700%, 1/15/2027	249,107

100,000	GLS Auto Receivables Issuer Trust 2023-2 [4] 5.520%, 11/15/2027	98,376

100,000	GLS Auto Receivables Issuer Trust 2023-2 [4] 5.690%, 3/15/2029	97,756

100,000	GLS Auto Receivables Issuer Trust 2023-2 [4] 6.310%, 3/15/2029	98,608

411,307	GLS Auto Receivables Issuer Trust 2023-3 [4] 5.715%, 8/15/2024	411,307

101,666	GM Financial Automobile Leasing Trust 2023-1 [4] 5.270%, 6/20/2025	101,376

500,000	Lendmark Funding Trust 2023-1 [4] 8.690%, 5/20/2033	510,989

221,756	Lunar Aircraft 2020-1 LTD [3,4] 3.376%, 2/15/2045	192,185

250,000	Man US CLO 2023-1 Ltd. [3,4,5] 9.362% (3-Month Term SOFR+400 basis points), 7/20/2035	250,000

250,000	Man US CLO 2023-1 Ltd. [3,4,5] 11.212% (3-Month Term SOFR+585 basis points), 7/20/2035	245,000

250,000	MetroNet Infrastructure Issuer LLC [4] 6.560%, 4/20/2053	242,536

250,000	MetroNet Infrastructure Issuer LLC [4] 8.010%, 4/20/2053	240,945

250,000	New Mountain Guardian IV Rated Feeder I Ltd. [3,4,5] 9.822% (3-Month Term SOFR+450 basis points), 11/15/2036	250,000

100,000	OneMan Financial Issuance Trust 2023-2 [4] 7.520%, 9/15/2036	99,992

Monachil Credit Income Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
As of September 30, 2023

Principal
Amount[1]		Value
	ASSET BACKED SECURITIES - 61.30% (continued)
183,116	Oportun Issuance Trust 2022-3 [3,4] 7.451%, 1/8/2030	$183,094

190,000	Santander Drive Auto Receivable Trust 2020-1 [4] 5.350%, 3/15/2028	189,131

48,751	Santander Drive Auto Receivable Trust 2021-1 [4] 0.750%, 2/17/2026	48,643

80,117	Toyota Auto Receivables 2022-B Owner Trust [4] 2.350%, 1/15/2025	79,801

400,000	Upstart Securitization Trust 2021-3 [3,4] 1.660%, 7/20/2031	391,588

223,292	Upstart Securitization Trust 2023-2 [4] 6.770%, 6/20/2033	223,283

250,000	Upstart Securitization Trust 2023-2 [4] 7.920%, 6/20/2033	249,938
	TOTAL ASSET BACKED SECURITIES (Cost $12,566,123)	12,548,077

	BANK LOANS - 11.79%
3,570,197	Innovate Master Trust Series 2023-1 [4] 0.000%, 11/7/2036	2,206,052

100,000	Mileage Plus Holdings LLC [4,5] 10.906%, (3-Month Term SOFR) 6/20/2027	104,046

100,000	SkyMiles IP Ltd. [4,5] 9.068% (1-Month Term SOFR), 9/16/2027	104,000
	TOTAL BANK LOANS (Cost $2,434,637)	2,414,098

	CORPORATE BONDS - 2.76%
200,000	Ares Capital Corp. [4] 3.250%, 7/15/2025	187,446

100,000	Barings BDC, Inc. [4] 3.300%, 11/23/2026	87,870

100,000	Blackstone Private Credit Fund 2.350%, 11/22/2024	94,931

200,000	Sixth Street Specialty Lending, Inc. [4] 3.875%, 11/1/2024	194,266
	TOTAL CORPORATE BONDS (Cost $566,975)	564,513

	RECEIVABLE CLAIMS PORTFOLIO - 16.31%
11,595	Pool of Trade Receivables Purchase Deed No. 105 8/29/2023	9,131

9,719	Pool of Trade Receivables Purchase Deed No. 111 9/18/2023	7,654

89,358	Pool of Trade Receivables Purchase Deed No. 115 10/2/2023	64,701

34,382	Pool of Trade Receivables Purchase Deed No. 116 10/4/2023	24,174

30,392	Pool of Trade Receivables Purchase Deed No. 117 9/28/2023	21,466

Monachil Credit Income Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
As of September 30, 2023

Principal
Amount[1]		Value
	RECEIVABLE CLAIMS PORTFOLIO - 16.31% (continued)
135,964	Pool of Trade Receivables Purchase Deed No. 118 10/18/2023	$103,229

69,719	Pool of Trade Receivables Purchase Deed No. 119 10/18/2023	49,344

57,842	Pool of Trade Receivables Purchase Deed No. 120 10/23/2023	45,550

42,338	Pool of Trade Receivables Purchase Deed No. 121 10/16/2023	33,201

13,940	Pool of Trade Receivables Purchase Deed No. 122 10/29/2023	10,815

27,641	Pool of Trade Receivables Purchase Deed No. 123 10/30/2023	21,578

72,879	Pool of Trade Receivables Purchase Deed No. 124 11/2/2023	56,616

65,482	Pool of Trade Receivables Purchase Deed No. 125 10/8/2023	48,047

162,184	Pool of Trade Receivables Purchase Deed No. 126 11/12/2023	125,883

57,696	Pool of Trade Receivables Purchase Deed No. 127 11/12/2023	41,905

475,166	Pool of Trade Receivables Purchase Deed No. 128 11/19/2023	350,061

198,243	Pool of Trade Receivables Purchase Deed No. 129 11/19/2023	141,157

318,302	Pool of Trade Receivables Purchase Deed No. 130 11/26/2023	228,824

154,405	Pool of Trade Receivables Purchase Deed No. 131 10/29/2023	112,014

307,460	Pool of Trade Receivables Purchase Deed No. 132 11/29/2023	228,183

113,822	Pool of Trade Receivables Purchase Deed No. 133 11/6/2023	81,113

410,544	Pool of Trade Receivables Purchase Deed No. 134 12/10/2023	305,848

200,718	Pool of Trade Receivables Purchase Deed No. 135 11/13/2023	147,832

333,654	Pool of Trade Receivables Purchase Deed No. 136 12/14/2023	252,094

132,373	Pool of Trade Receivables Purchase Deed No. 137 12/17/2023	99,609

1,107,476	Pool of Trade Receivables Purchase Deed No. 138 12/24/2023	655,731

100,134	Pool of Trade Receivables Purchase Deed No. 139 12/27/2023	74,009
	TOTAL RECEIVABLE CLAIMS PORTFOLIO (Cost $3,393,157)	3,339,769

Monachil Credit Income Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
As of September 30, 2023

Principal
Amount[1]		Value
	U.S. TREASURY BILL - 7.71%
380,000	5.271%, 10/3/2023	$379,945
1,200,000	5.259%, 10/12/2023	1,198,244
	TOTAL U.S. TREASURY BILL (Cost $1,577,960)	1,578,189

	TOTAL INVESTMENTS - 99.87% (Cost $20,538,852)	20,444,646
	Other Assets in Excess of Liabilities - 0.13% [2]	26,652
	TOTAL NET ASSETS - 100.00%	$20,471,298

[1]	Local Currency
[2]	Includes Cash, Cash equivalents, Unrealized appreciation on forward foreign currency exchange contracts, Dividends and interest, and Total liabilities.
[3]

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $3,734,573, which represents 18.24% of the total net assets of the Fund.

[4]	Callable
[5]	Floating rate security, upon which the interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

See accompanying Notes to Schedules of Investments.

Monachil Credit Income Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS - (Unaudited)(Continued)
As of September 30, 2023

FORWARD FOREIGN CURRENCY CONTRACTS

				Currency			Unrealized
		Currency	Settlement	Amount		Value at	Appreciation
Sale Contracts	Counterparty	Exchange	Date	Sold	Notional Value	September 30, 2023	(Depreciation)
Euro	Alpha FX	EUR per USD	October 10, 2023	(2,680,000)	$(2,950,412)	$(2,834,654)	$115,758
Euro	Alpha FX	EUR per USD	October 17, 2023	(100,000)	(109,400)	(105,803)	3,597
Euro	Alpha FX	EUR per USD	October 24, 2023	(200,000)	(217,160)	(211,672)	5,488
Euro	Alpha FX	EUR per USD	November 22, 2023	(100,000)	(107,440)	(105,974)	1,466
					$(3,384,412)	$(3,258,103)	$126,309

EUR - Euro

See accompanying Notes to Financial Statements.